Goodwill and Other Acquired Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Acquired Intangible Assets
GOODWILL AND OTHER ACQUIRED INTANGIBLE ASSETS
Goodwill
Changes to the carrying amount of goodwill by reportable segment for the years ended December 31, 2015 and 2014 are provided in the following table.

(Dollars in thousands)	IBERIABANK	IMC	LTC	Total
Balance, December 31, 2013	$373,905	$23,178	$4,789	$401,872
Goodwill acquired during the year	115,278	—	376	115,654
Balance, December 31, 2014	$489,183	$23,178	$5,165	$517,526
Goodwill acquired during the year	207,077	—	—	207,077
Balance, December 31, 2015	$696,260	$23,178	$5,165	$724,603

The goodwill acquired in 2015 was a result of the Florida Bank, Old Florida, and Georgia Commerce acquisitions. The goodwill acquired in 2014 was a result of the Trust One-Memphis, Teche, First Private, The Title Company, LLC and Louisiana Abstract and Title, LLC acquisitions. See Note 3 for further information.
The Company performed the required annual goodwill impairment test as of October 1, 2015. The Company’s annual impairment test did not indicate impairment in any of the Company’s reporting units as of the testing date. Subsequent to the testing date, management has evaluated the events and changes that could indicate that goodwill might be impaired and concluded that a subsequent test is not required.
Title Plant
The Company held title plant assets recorded in “other assets” on the consolidated balance sheets totaling $6.7 million at both December 31, 2015 and 2014. No events or changes in circumstances occurred during 2015 or 2014 to suggest the carrying value of the title plant was not recoverable.
Intangible assets subject to amortization
Definite-lived intangible assets had the following carrying values included in “other assets” on the Company’s consolidated balance sheets as of December 31:

	2015			2014
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$74,001	$(43,957)	$30,044	$55,949	$(36,354)	$19,595
Customer relationship intangible asset	1,348	(984)	364	1,348	(822)	526
Non-compete agreement	100	(79)	21	163	(82)	81
Other intangible assets	205	(114)	91	205	(46)	159
Total	$75,654	$(45,134)	$30,520	$57,665	$(37,304)	$20,361

The related amortization expense of intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the years ended December 31:
2013	$4,720
2014	5,807
2015	7,811

(Dollars in thousands)
Estimated amortization expense for the years ended December 31:
2016	$8,338
2017	6,775
2018	5,786
2019	5,066
2020	3,613
2021 and thereafter	942